Fees Summary	Oct. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,085,000
Previously Paid Amount	0.00
Total Fee Amount	268.40
Total Offset Amount	0.00
Net Fee	268.40
Narrative - Max Aggregate Offering Price	$ 3,085,000
Final Prospectus	true